Basis of Presentation and Description of Business	12 Months Ended
Dec. 31, 2015
Basis of Presentation and Description of Business [Abstract]
Basis of Presentation and Description of Business

1.  BASIS OF PRESENTATION AND DESCRIPTION OF BUSINESS

References to the Partnership and to the MLP Predecessor

References to “the partnership” in the recast consolidated financial statements and in these recast notes to the consolidated financial statements refer to Green Plains Partners LP and its subsidiaries. References to the “MLP predecessor” refer to BlendStar LLC and its subsidiaries, the partnership’s predecessor for accounting purposes, and the assets, liabilities and results of operations of certain ethanol storage and railcar assets contributed by Green Plains Inc. in connection with the IPO on July 1, 2015. References to “the sponsor” in transactions subsequent to the IPO refers to Green Plains Inc.

On July 1, 2015, Green Plains Partners closed its IPO of common units representing limited partner interests of the partnership. Green Plains Holdings LLC, a wholly owned subsidiary of Green Plains Inc., serves as the general partner of the partnership. References to (i) “the general partner” and “Green Plains Holdings” refer to Green Plains Holdings LLC; (ii) “the parent” and “Green Plains” refer to Green Plains Inc.; and (iii) “Green Plains Trade” refers to Green Plains Trade Group LLC, a wholly owned subsidiary of Green Plains.

Consolidated Financial Statements

The consolidated financial statements, prepared in accordance with GAAP, include the accounts of the Green Plains Partners LP and its subsidiaries. All significant intercompany balances and transactions are eliminated on a consolidated basis for reporting purposes.

When transferring assets between entities under common control, the entity receiving the net assets initially recognizes the carrying amounts of the assets and liabilities at the date of transfer. The transferee’s prior period financial statements are recast for all periods its operations were part of the parent’s consolidated financial statements.

On July 1, 2015, in addition to the interests of BlendStar, the partnership received the assets and liabilities of the ethanol storage and railcar assets contributed by its parent in a transfer between entities under common control. The partnership recognized the assets and liabilities transferred at the parent’s historical cost basis, which are reflected retroactively in the consolidated financial statements. Expenses related to these assets, such as depreciation, amortization and railcar lease expenses are also reflected retroactively. There are no revenues related to these assets reflected in the consolidated financial statements for periods before July 1, 2015, when the related commercial agreements became effective.

Effective January 1, 2016, the partnership acquired the ethanol storage and leased railcar assets of the Hereford, Texas and Hopewell, Virginia ethanol production facilities from its sponsor in a transfer between entities under common control. The assets were recognized at historical cost and reflected retroactively along with related expenses for periods prior to the effective date of the acquisition, subsequent to the initial dates the assets were acquired by the sponsor, or October 23, 2015, and November 12, 2015, for Hopewell and Hereford, respectively. There were no revenues related to these assets for periods before January 1, 2016, when amendments to the commercial agreements related to the drop down became effective.

The MLP predecessor was a single member limited liability company, treated as a non-taxable disregarded entity in Green Plains’ federal and state income tax returns. For periods prior to the IPO, the consolidated financial statements reflect income taxes as if the MLP predecessor had filed separate federal and state tax returns.

Reclassifications

Certain amounts were reclassified to conform to a revised current year presentation. These reclassifications did not affect total revenues, operating expenses, net income or partners’ capital.

Use of Estimates in the Preparation of Consolidated Financial Statements

Preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The partnership bases its estimates on historical experience and assumptions it believes are proper and reasonable under the circumstances. The partnership regularly evaluates the appropriateness of these estimates and assumptions. Actual results could differ from those estimates. Key accounting policies, including, but not limited to, those related to depreciation of property and equipment, asset retirement obligations, and impairment of long-lived assets and goodwill are impacted significantly by judgments, assumptions and estimates used to prepare the consolidated financial statements.

Description of Business

The partnership provides fuel storage and transportation services by owning, operating, developing and acquiring ethanol and fuel storage tanks, terminals, transportation assets and other related assets and businesses. The partnership is its parent’s primary downstream logistics provider to support the parent’s approximately 1.2 bgy ethanol marketing and distribution business since the partnership’s assets are the principal method of storing and delivering the ethanol the parent produces. The ethanol produced by the parent is fuel grade, made principally from starch extracted from corn, and is primarily used for blending with gasoline. Ethanol currently comprises approximately 10% of the U.S. gasoline market and is an economical source of octane and oxygenate for blending into the fuel supply. The partnership does not take ownership of, or receive any payments based on the value of, the ethanol or other fuels it handles; as a result, the partnership does not have any direct exposure to fluctuations in commodity prices.